EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
SCHEDULE OF PLAN ASSET (LIABILITY)

Information on the Company’s defined benefit pension plan and other defined benefit plans, in aggregate, is summarized as follows:

	December 31, 2023	December 31, 2022
Defined benefit plan liability	$(91,533)	$(86,016)
Less:
fair value of plan asset or asset ceiling	-	-
	$(91,533)	$(86,016)

SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY

The following are the continuities of the fair value of plan asset or plan liability and the present value of the defined benefit plan obligations:

	December 31, 2023	December 31, 2022
Balance, opening	$(86,016)	$(87,058)
Recognized in profit and loss for the year:
Interest cost	(4,638)	(1,964)
Current service cost	(5,860)	(6,023)
Actuarial gain (loss) for change of assumptions	485	3,835
Translation differences	4,496	5,194
Balance, ending	$(91,533)	$(86,016)

SCHEDULE OF MAJOR ASSUMPTIONS IN DETERMINING THE DEFINED BENEFITS PLAN LIABILITY

The principal actuarial assumptions used in calculating the Company’s defined benefit plan obligations and net defined benefit plan cost for the years were as follows (expressed as weighted averages):

	December 31, 2023	December 31, 2022
Capitalization rate	3.15%	2.73%
Salary growth rate	0%	0%
Retirement rate	5%	5%

SCHEDULE OF SENSITIVITY ANALYSIS
	December 31, 2023	December 31, 2022
Capitalization rate:
Impact of: 1% increase	$(4,775)	$(4,974)
1% decrease	5,720	6,013
Salary growth rate:
Impact of: 1% increase	$5,856	$6,128
1% decrease	-	-